Aggregate Amounts of Annual Maturity of Long-Term Debt During the Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Debt Instrument [Line Items]
2015	¥ 29,245
2016	116,841
2017	81,153
2018	66,167
2019	137
2020 and thereafter	¥ 35,113